Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30,	December 31,
	2021	2020
Storage equipment	$476,887	$756,236
Website and software	—	533,417
Furniture and fixtures	27,850	17,441
Leasehold improvements	20,983	20,983
Computer hardware and software	299,867	1,236,329
Data center equipment	5,502,288	5,281,017
	6,327,875	7,845,423
Less: Accumulated depreciation	(4,177,560)	(5,543,822)
Net property and equipment	$2,150,315	$2,301,601

	December 31,
	2020	2019
Storage equipment	$756,236	$756,236
Website and software	533,417	533,417
Furniture and fixtures	17,441	27,131
Leasehold improvements	20,983	16,846
Computer hardware and software	1,236,329	1,218,464
Data center equipment	5,281,017	4,341,993
	7,845,423	6,894,087
Less: Accumulated depreciation	5,543,822	4,705,256
Net property and equipment	$2,301,601	$2,188,831